INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 20,700,000
[custom:OperatingLossCarryforwardExpirationDate]	expire in the year 2032
Unrecognized Tax Benefits	$ 0
Accrued Income Taxes	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%